Net Gratuity Cost (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 75,039	$ 78,983	$ 74,660
Interest cost	44,025	41,987	36,731
Recognized net actuarial (gain) loss	14,941	(10,478)	(16,687)
Net gratuity cost	$ 134,005	$ 110,492	$ 94,704